August 1, 1999



                           COUNTRYWIDE STRATEGIC TRUST
                  GROWTH/VALUE FUND AND AGGRESSIVE GROWTH FUND

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1999


         During the period from August 1, 1999 until September 30, 1999, the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser") is offering a special promotion to participating broker-dealers. During the promotion, broker-dealers who open accounts in Class A shares of the Growth/Value Fund and shares of the Aggressive Growth Fund will be paid an additional reallowance by the Adviser. Therefore, the table of sales loads for accounts opened after July 31, 1999 contained in the section entitled "How to Purchase Shares" on page 15 of the Prospectus is revised as follows to be in effect during the promotion:

                                                    Which         Dealer
                                     Percentage     Equals this   Reallowance
                                     Deducted       Percentage    as Percentage
                                     for Sales      of Your Net   of Offering
Amount of Investment                 Load           Investment    Price
--------------------                 ---------      -----------   ------------
Less than $ 50,000                    5.75%          6.10%         5.50%
$50,000 but less than $100,000        4.50           4.71          4.25
$100,000 but less than $250,000       3.50           3.63          3.25
$250,000 but less than $500,000       2.95           3.04          2.70
$500,000 but less than $1,000,000     2.25           2.30          2.00
$1,000,000 or more                    None           None





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                                                              August 1, 1999



                           COUNTRYWIDE STRATEGIC TRUST
                          EQUITY FUND AND UTILITY FUND

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 1999

         During the period from August 1, 1999 until September 30, 1999, the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser") is offering a special promotion to participating broker-dealers. During the promotion, broker-dealers who open accounts in Class A shares of the Funds will be paid an additional reallowance by the Adviser. Therefore, the table of sales loads for accounts opened after July 31, 1999 contained in the section entitled "How to Purchase Shares" on page 15 of the Prospectus is revised as follows to be in effect during the promotion:


                                                    Which         Dealer
                                     Percentage     Equals this   Reallowance
                                     Deducted       Percentage    as Percentage
                                     for Sales      of Your Net   of Offering
Amount of Investment                 Load           Investment    Price
--------------------                 ---------      -----------   ------------
Less than $ 50,000                    5.75%          6.10%         5.50%
$50,000 but less than $100,000        4.50           4.71          4.25
$100,000 but less than $250,000       3.50           3.63          3.25
$250,000 but less than $500,000       2.95           3.04          2.70
$500,000 but less than $1,000,000     2.25           2.30          2.00
$1,000,000 or more                    None           None